Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Dividend paid, per share	$ 0.29